Investments	12 Months Ended
Apr. 29, 2011
Investments [Abstract]
Investments

5. Investments

The Company invests in short-term and long-term investments, which consist primarily of marketable debt and equity securities. The carrying amounts of cash and cash equivalents approximate fair value due to their short maturities.

Information regarding the Company's short-term and long-term investments at April 29, 2011 is as follows:

		Unrealized	Unrealized
(in millions)	Cost	Gains	Losses	Fair Value
Available-for-sale securities:
Corporate debt securities	$1,947	$20	$(6)	$1,961
Auction rate securities	167	-	(34)	133
Mortgage-backed securities	783	10	(8)	785
U.S. government and agency securities	2,731	26	(1)	2,756
Foreign government and agency securities	130	1	-	131
Certificates of deposit	119	-	-	119
Other asset-backed securities	351	1	(3)	349
Marketable equity securities	186	55	(4)	237
Trading securities:
Exchange-traded funds	33	6	-	39
Cost method, equity method, and other investments	656	-	-	656
Total short-term and long-term investments	$7,103	$119	$(56)	$7,166

Information regarding the Company's short-term and long-term investments at April 30, 2010 is as follows:

		Unrealized	Unrealized
(in millions)	Cost	Gains	Losses	Fair Value
Available-for-sale securities:
Corporate debt securities	$2,130	$16	$(12)	$2,134
Auction rate securities	194	-	(52)	142
Mortgage-backed securities	724	8	(15)	717
U.S. government and agency securities	2,745	9	(1)	2,753
Foreign government and agency securities	118	1	-	119
Certificates of deposit	256	-	-	256
Other asset-backed securities	315	1	(3)	313
Marketable equity securities	1	-	-	1
Trading securities:
Exchange-traded funds	29	1	-	30
Cost method, equity method, and other investments	542	-	-	542
Total short-term and long-term investments	$7,054	$36	$(83)	$7,007

Information regarding the Company's available-for-sale and trading securities at April 29, 2011 and April 30, 2010 is as follows:

	April 29, 2011		April 30, 2010
(in millions)	Short-term	Long-term	Short-term	Long-term
Available-for-sale securities	$1,046	$5,425	$2,375	$4,060
Trading securities	-	39	-	30
Total	$1,046	$5,464	$2,375	$4,090

The following tables show the gross unrealized losses and fair values of the Company's available-for-sale investments in individual securities that have been in a continuous unrealized loss position deemed to be temporary for less than 12 months and for more than 12 months, aggregated by investment category as of April 29, 2011 and April 30, 2010:

	April 29, 2011
	Less than 12 months		More than 12 months
		Unrealized		Unrealized
(in millions)	Fair Value	Losses	Fair Value	Losses
Corporate debt securities	$256	$(1)	$16	$(5)
Auction rate securities	-	-	133	(34)
Mortgage-backed securities	161	(1)	67	(7)
U.S. government and agency securities	267	(1)	-	-
Other asset-backed securities	74	(1)	12	(2)
Marketable equity securities	92	(4)	-	-
Total	$850	$(8)	$228	$(48)

	April 30, 2010
	Less than 12 months		More than 12 months
		Unrealized		Unrealized
(in millions)	Fair Value	Losses	Fair Value	Losses
Corporate debt securities	$890	$(3)	$39	$(9)
Auction rate securities	-	-	142	(52)
Mortgage-backed securities	97	-	92	(15)
U.S. government and agency securities	853	(1)	-	-
Other asset-backed securities	95	(1)	19	(2)
Total	$1,935	$(5)	$292	$(78)

At April 29, 2011, the Company concluded that the unrealized losses associated with the available-for-sale securities detailed above were not other-than-temporary as the Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell, before recovery of the amortized cost.

Activity related to the Company’s short-term and long-term investment portfolio is as follows:

	Fiscal Year
	2011		2010		2009
(in millions)	Debt (a)	Equity (b) (c)	Debt (a)	Equity (b)	Debt (a)	Equity (b)
Proceeds from sales	$6,443	$31	$3,791	$27	$2,845	$-
Gross realized gains	$28	$85	$44	$10	$35	$-
Gross realized losses	$(15)	$-	$(6)	$-	$(8)	$-
Impairment losses recognized	$(5)	$(24)	$(14)	$(40)	$(38)	$(4)

(a) Includes available-for-sale debt securities.
(b) Includes marketable equity securities, cost method, equity method, exchange-traded funds, and other investments.
(c) As a result of the Ardian acquisition that occurred during fiscal year 2011, the Company recognized an $85 million non-cash gain on its previously held minority investment.

The total other-than-temporary impairment losses on available-for-sale debt securities for the fiscal years ended April 29, 2011 and April 30, 2010 were $18 million and $29 million, respectively, of which $13 million and $15 million, respectively, were recognized in accumulated other comprehensive loss resulting in $5 million and $14 million, respectively, of charges being recognized in earnings. These charges relate to credit losses on certain mortgage-backed securities and auction rate securities. The amount of credit losses represents the difference between the present value of cash flows expected to be collected on these securities and the amortized cost. Based on the Company's assessment of the credit quality of the underlying collateral and credit support available to each of the remaining securities in which invested, the Company believes it has recorded all necessary other-than-temporary impairments as the Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell before recovery of the amortized cost.

The following table shows the credit loss portion of other-than-temporary impairments on debt securities held by the Company as of the dates indicated and the corresponding changes in such amounts:

(in millions)
Balance as of April 24, 2009	$-
Credit losses remaining in retained earnings upon adoption	4
Credit losses recognized on securities previously not impaired	10
Additional credit losses recognized on securities previously impaired	4
Reductions for securities sold during the period	(1)
Balance as of April 30, 2010	17
Credit losses recognized on securities previously not impaired	2
Additional credit losses recognized on securities previously impaired	3
Reductions for securities sold during the period	(2)
Balance as of April 29, 2011	$20

The April 29, 2011 balance of available-for-sale debt securities by contractual maturity is shown in the following table at fair value. Within the table, maturities of mortgage-backed securities have been allocated based upon timing of estimated cash flows, assuming no change in the current interest rate environment. Actual maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(in millions)	April 29, 2011
Due in one year or less	$1,252
Due after one year through five years	4,507
Due after five years through ten years	325
Due after ten years	150
Total debt securities	$6,234

As of April 29, 2011 and April 30, 2010, the aggregate carrying amount of equity and other securities without a quoted market price and accounted for using the cost or equity method was $656 million and $542 million, respectively. The total carrying value of these investments is reviewed quarterly for changes in circumstance or the occurrence of events that suggest the Company's investment may not be recoverable. The fair value of cost or equity method investments is not adjusted if there are no identified events or changes in circumstances that may have a material adverse effect on the fair value of the investment. During fiscal year 2011, in accordance with authoritative guidance, the Company transferred investments accounted for as cost method investments with a cost basis of $163 million to available-for-sale marketable equity securities, due to restrictions on a public company investment being within one year from expiration as well as the initial public offering of two other companies in which the Company holds investments. The April 29, 2011 cost method, equity method, and other investments balance includes $316 million of investments in a public company with trading restrictions through December 31, 2013. These investments will be reclassified to available-for-sale marketable equity securities within one year of the restriction lapsing.

Gains and losses realized on trading securities and available-for-sale debt securities are recorded in interest expense, net in the consolidated statements of earnings. Gains and losses realized on marketable equity securities, cost method, equity method, and other investments are recorded in other expense, net in the consolidated statements of earnings. In addition, unrealized gains and losses on available-for-sale debt and marketable equity securities are recorded in accumulated other comprehensive loss in the consolidated balance sheets and unrealized gains and losses on trading securities are recorded in interest expense, net in the consolidated statements of earnings. Gains and losses from the sale of investments are calculated based on the specific identification method.